NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Income (Loss) Per Share (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Income (Loss) Per Share

Income (Loss) Per Share

Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of common shares outstanding during the period presented. Diluted loss per share is based on the treasury stock method and includes the effect from potential issuance of common stock such as shares issuable pursuant to the exercise of options and warrants and conversions of debentures. Potentially dilutive securities as of December 31, 2020, consisted of 77,955,991 common shares from convertible debentures and related accrued interest and 249,677,006 common shares from outstanding options and warrants. Potentially dilutive securities as of December 31, 2019, consisted of 73,871,688 common shares from convertible debentures and related accrued interest and 223,204,339 common shares from outstanding options and warrants. For 2020 and 2019, diluted and basic weighted average shares were the same, as potentially dilutive shares are anti-dilutive.